Interim Consolidated Balance Sheets - USD ($)	Jun. 30, 2025	Dec. 31, 2024
Current assets:
Cash and cash equivalents	$ 25,159,033	$ 23,915,856
Security deposit	93,718	93,475
Clearing deposit	100,445
Short-term investments	2,069,569	957,729
Accounts receivable	98,942
Accrued revenue	19,934
Interest receivable	104,303	3,825
Prepaid expenses and other current assets, net	4,849,474	5,053,824
Total current assets	32,495,418	30,024,709
Non-current assets:
Operating right-of-use assets, net	79,443	238,330
Property and equipment, net	1,500,000	2,257,794
Intangible assets, net	1,664,790	3,139,896
Deferred tax assets	43,918	30,584
Other long-term investments	800,000
Total non-current assets	4,088,151	5,666,604
TOTAL ASSETS	36,583,569	35,691,313
Current liabilities:
Bonds payable	3,500,000	7,500,000
Interest payable	123,350	419,005
Deferred revenue	800,000
Accrued expenses and other current liabilities	1,629,265	2,466,436
Operating lease liabilities	94,998	282,279
Total current liabilities	7,135,169	11,577,295
Non-current liabilities:
Deferred tax liabilities	25,200	25,200
Total non-current liabilities	25,200	25,200
TOTAL LIABILITIES	7,160,369	11,602,495
Shareholders’ equity:
Ordinary shares ($0.004 par value, 1,000,000,000 shares authorized as of June 30, 2025, 63,711,562 and 62,299,897 shares issued and outstanding as of June 30, 2025 and December 31, 2024, respectively)	254,865	249,218
Additional paid-in capital	711,428,270	703,098,695
Accumulated deficit	(683,437,402)	(680,448,810)
Accumulated other comprehensive income	1,177,467	1,189,715
Total shareholders’ equity	29,423,200	24,088,818
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY	36,583,569	35,691,313
Related Party [Member]
Current liabilities:
Amounts due to related parties	$ 987,556	$ 909,575